5. EXPLORATION AND EVALUATION ASSETS AND MINERAL EXPLORATION EXPENSES: Schedule of Amounts Due from Optionees (Details) - CAD ($)	Dec. 31, 2023	Dec. 31, 2022
Due from Related Parties	$ 18,409	$ 12,811
Alvalade - PorMining
Due from Related Parties	$ 18,409	$ 12,811